Disposal of subsidiary (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disposal of subsidiary
Consideration		$ 14,769	$ 0	$ 0
Emza Visual Sense Ltd
Disposal of subsidiary
Percentage of disposal in subsidiary	100.00%
Consideration	$ 15,092
Gain on disposal		$ 10,694